Capital and reserves (Details) - Schedule of issued share capital - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Capital and reserves (Details) - Schedule of issued share capital [Line Items]
Number	14,964,261	11,417,159
Value (CHF)	SFr 149,643	SFr 114,172
Ordinary Shares Nominal Value [member]
Capital and reserves (Details) - Schedule of issued share capital [Line Items]
Number	14,964,261	11,417,159
Value (CHF)	SFr 149,643	SFr 114,172